Fair Value Summary of Quantitative Information about Level 3 Fair Value Measurements (Detail) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) security $ / shares	Dec. 31, 2016 USD ($) security
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value	$ 27,274.7	$ 23,482.6
Equity securities | Nonredeemable preferred stocks
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value	803.8	853.5
Fixed maturities
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value	20,201.7	16,243.8
Fixed maturities | Commercial mortgage-backed securities
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value	2,758.6	2,253.4
Fair Value, Inputs, Level 3
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value	5.3	0.7
Fair Value, Inputs, Level 3 | Third Party Pricing Exemption Securities [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value	0.3	0.4
Fair Value, Inputs, Level 3 | Total Quantitative Level Three Securities [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value	$ 5.0	$ 0.3
Fair Value, Inputs, Level 3 | Internal Pricing
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Number of securities | security	1	0
Fair Value	$ 5.0
Fair Value, Inputs, Level 3 | Equity securities | Nonredeemable preferred stocks
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value	5.0	$ 0.0
Fair Value, Inputs, Level 3 | Equity securities | Nonredeemable preferred stocks | Internal Pricing
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value	$ 5.0	0.0
Valuation Technique	Internal price
Fair Value Inputs, Original Issue Price | $ / shares	$ 3.9
Fair Value, Inputs, Level 3 | Fixed maturities
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value	$ 0.0	0.3
Fair Value, Inputs, Level 3 | Fixed maturities | External Pricing [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value	0.0	$ 0.3
Fair Value, Inputs, Level 3 | Fixed maturities | Commercial mortgage-backed securities | External Pricing [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Number of securities | security		1
Fair Value	$ 0.0	$ 0.3
Fair Value Inputs, Prepayment Rate		0.00%
Valuation Technique		External vendor